RULE 497 DOCUMENT

On behalf of PIMCO EqS Pathfinder PortfolioTM (the “Portfolio”), a series of PIMCO Equity Series VIT, and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information. The interactive data files included as an exhibit to this filing relate to each form of prospectus filed with the Securities and Exchange Commission on behalf of the Portfolio pursuant to Rule 497(e) on June 17, 2011 (Accession No. 0001193125-11-167766), each of which is incorporated by reference into this Rule 497 Document.

EXHIBIT LIST

EX-101.INS      XBRL Instance Document

EX-101.SCH     XBRL Taxonomy Extension Schema Document

EX-101.DEF     XBRL Taxonomy Extension Definition Linkbase Document

EX-101.PRE     XBRL Taxonomy Extension Presentation Linkbase Document

EX-101.LAB     XBRL Taxonomy Extension Labels Linkbase Document